Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Value Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 4.7%
Diversified Telecommunication Services 4.7%
Verizon Communications, Inc.	1,295,800	77,087,142
Total Communication Services		77,087,142
Consumer Discretionary 6.8%
Internet & Direct Marketing Retail 2.2%
Qurate Retail, Inc.	4,922,472	35,343,349
Specialty Retail 4.6%
Lowe’s Companies, Inc.	450,000	74,637,000
Total Consumer Discretionary		109,980,349
Consumer Staples 5.1%
Food Products 1.7%
Tyson Foods, Inc., Class A	475,000	28,253,000
Tobacco 3.4%
Philip Morris International, Inc.	725,000	54,367,750
Total Consumer Staples		82,620,750
Energy 6.9%
Energy Equipment & Services 1.3%
TechnipFMC PLC	3,250,000	20,507,500
Oil, Gas & Consumable Fuels 5.6%
Chevron Corp.	300,000	21,600,000
Marathon Petroleum Corp.	800,000	23,472,000
Williams Companies, Inc. (The)	2,319,037	45,569,077
Total		90,641,077
Total Energy		111,148,577
Financials 18.8%
Banks 12.1%
Bank of America Corp.	2,074,600	49,977,114
Citigroup, Inc.	1,043,600	44,989,596
JPMorgan Chase & Co.	523,200	50,368,464
Wells Fargo & Co.	2,173,900	51,108,389
Total		196,443,563
Capital Markets 2.6%
Morgan Stanley	850,000	41,097,500
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 4.1%
American International Group, Inc.	1,100,000	30,283,000
MetLife, Inc.	975,000	36,240,750
Total		66,523,750
Total Financials		304,064,813
Health Care 14.6%
Health Care Equipment & Supplies 3.3%
Baxter International, Inc.	659,600	53,045,032
Health Care Providers & Services 7.8%
Centene Corp.(a)	432,200	25,210,226
Cigna Corp.	320,000	54,211,200
Humana, Inc.	112,800	46,686,792
Total		126,108,218
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	950,000	57,275,500
Total Health Care		236,428,750
Industrials 8.5%
Aerospace & Defense 1.2%
Raytheon Technologies Corp.	325,000	18,700,500
Industrial Conglomerates 2.3%
Honeywell International, Inc.	225,000	37,037,250
Machinery 1.0%
Caterpillar, Inc.	109,041	16,263,465
Road & Rail 4.0%
CSX Corp.	400,000	31,068,000
Union Pacific Corp.	175,000	34,452,250
Total		65,520,250
Total Industrials		137,521,465
Information Technology 13.2%
Communications Equipment 2.7%
Cisco Systems, Inc.	1,097,200	43,218,708
Electronic Equipment, Instruments & Components 2.6%
Corning, Inc.	1,313,000	42,554,330
Columbia Variable Portfolio – Select Large Cap Value Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.2%
Applied Materials, Inc.	725,000	43,101,250
QUALCOMM, Inc.	350,000	41,188,000
Total		84,289,250
Software 2.7%
Teradata Corp.(a)	1,931,106	43,836,106
Total Information Technology		213,898,394
Materials 11.2%
Chemicals 3.6%
FMC Corp.	550,000	58,250,500
Metals & Mining 7.6%
Barrick Gold Corp.	2,693,384	75,711,025
Freeport-McMoRan, Inc.	3,075,400	48,099,256
Total		123,810,281
Total Materials		182,060,781
Utilities 8.5%
Electric Utilities 5.0%
FirstEnergy Corp.	1,592,000	45,706,320
NextEra Energy, Inc.	128,400	35,638,704
Total		81,345,024
Independent Power and Renewable Electricity Producers 3.5%
AES Corp. (The)	3,093,400	56,021,474
Total Utilities		137,366,498
Total Common Stocks (Cost $1,454,381,100)		1,592,177,519
Preferred Stocks 0.7%
Issuer		Shares	Value ($)
Consumer Discretionary 0.7%
Internet & Direct Marketing Retail 0.7%
Qurate Retail, Inc.	8.000%	116,349	11,460,376
Total Consumer Discretionary			11,460,376
Total Preferred Stocks (Cost $20,054,725)			11,460,376

Money Market Funds 1.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(c)	16,412,876	16,411,235
Total Money Market Funds (Cost $16,412,396)		16,411,235
Total Investments in Securities (Cost: $1,490,848,221)		1,620,049,130
Other Assets & Liabilities, Net		(170,629)
Net Assets		1,619,878,501

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	27,185,111	751,174,650	(761,947,958)	(568)	16,411,235	5,526	281,810	16,412,876
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Select Large Cap Value Fund | Quarterly Report 2020